T. ROWE PRICE Retirement 2050 Fund
August 31, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/26
(Cost and value in $000s)
BOND FUNDS 3.0%
T. Rowe Price Funds:
New Income Fund  179,189 21,137 8,347 24,313,198 189,157
Limited Duration Inflation Focused
Bond Fund  126,027 16,798 6,781 28,820,439 135,168
U.S. Treasury Long-Term Index
Fund  108,846 12,143 4,919 16,541,259 112,315
International Bond Fund (USD
Hedged)  73,030 810 3,080 8,329,797 70,303
Dynamic Global Bond Fund  43,651 748 1,795 5,602,537 42,355
Total Bond Funds (Cost $566,672) 549,298
EQUITY FUNDS 96.8%
T. Rowe Price Funds:
Value Fund  2,951,415 54,083 101,986 53,826,771 3,144,560
Growth Stock Fund  3,076,360 222,225 62,242 27,364,721 3,108,085
U.S. Large-Cap Core Fund  1,668,910 24,597 55,545 34,587,747 1,710,364
Equity Index 500 Fund  1,646,104 6,383 67,347 7,738,437 1,545,830
International Value Equity Fund  1,510,765 — 75,220 52,122,384 1,441,705
Overseas Stock Fund  1,384,264 1,503 52,985 73,390,908 1,359,200
International Stock Fund  1,220,372 543 92,386 48,693,209 1,155,003
Real Assets Fund  1,078,380 20,674 35,435 52,475,055 1,094,105
Emerging Markets Discovery Stock
Fund  615,344 434 16,682 26,000,027 572,521
Emerging Markets Stock Fund  586,448 703 17,208 9,973,406 557,812
Mid-Cap Value Fund  579,819 — 58,656 13,785,936 532,551
Mid-Cap Growth Fund  519,921 385 19,891 4,949,363 510,180
New Horizons Fund (2) 349,386 51 20,923 5,317,713 321,562
Small-Cap Stock Fund  324,259 239 14,990 4,770,745 313,438
Small-Cap Value Fund  337,955 33 27,763 5,092,407 312,521
Total Equity Funds (Cost $11,020,096) 17,679,437
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  1,802 53,087 52,373 25,835 2,505
Total Other Mutual Funds (Cost $2,507) 2,505
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds  0.1%
T. Rowe Price U.S. Treasury
Money Fund, 3.74% (3) 116,201 187,203 284,860 18,544,284 18,544

T. ROWE PRICE Retirement 2050 Fund

$ Value
5/31/26
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.2%
(continued)
U.S. Treasury Obligations  0.1%
U.S. Treasury Bills, 3.733%,
11/3/26 (4) 20,000,000 19,869
U.S. Treasury Bills, 3.659%, 9/3/26  370,000 370
U.S. Treasury Bills, 3.656%,
9/10/26 (4) 350,000 350
Total Short-Term Investments (Cost $39,134) 39,133
Total Investments in Securities 100.0%
(Cost $11,628,409) $ 18,270,373
Other Assets Less Liabilities (0.0)% (8,940)
Net Assets 100.0% $ 18,261,433
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2050 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 380 MSCI EAFE Index contracts 9/26 (61,347) $ (1,113)
Short, 202 Russell 2000 E-Mini Index contracts 9/26 (29,883) 684
Long, 433 S&P 500 E-Mini Index contracts 9/26 166,683 2,662
Net payments (receipts) of variation margin to date (2,370)
Variation margin receivable (payable) on open futures contracts $ (137)

T. ROWE PRICE Retirement 2050 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (92) $ (249) $ 694
Emerging Markets Discovery Stock Fund  7,336 (26,575) —
Emerging Markets Stock Fund  5,418 (12,131) —
Equity Index 500 Fund  61,145 (39,310) 4,434
Growth Stock Fund  14,357 (128,258) —
International Bond Fund (USD Hedged)  (123) (457) 625
International Stock Fund  18,529 26,474 —
International Value Equity Fund  63,561 6,160 —
Limited Duration Inflation Focused Bond Fund  19 (876) 573
Mid-Cap Growth Fund  948 9,765 —
Mid-Cap Value Fund  13,332 11,388 —
New Horizons Fund  (57) (6,952) —
New Income Fund  (551) (2,822) 2,341
Overseas Stock Fund  26,802 26,418 —
Real Assets Fund  7,335 30,486 —
Small-Cap Stock Fund  3,420 3,930 —
Small-Cap Value Fund  6,111 2,296 —
Transition Fund  (361) (11) 120
U.S. Large-Cap Core Fund  8,282 72,402 —
U.S. Treasury Long-Term Index Fund  (133) (3,755) 1,241
Value Fund  17,815 241,048 —
U.S. Treasury Money Fund, 3.74% — — 707
Totals $ 253,093# $ 208,971 $ 10,735+
# Capital gain distributions from underlying Price funds represented $11 of the net realized gain (loss).
+ Investment income comprised $10,735 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2050 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2050 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2050 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2050 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 549,298 $ — $ — $ 549,298
Equity Funds 17,679,437 — — 17,679,437
Other Mutual Funds 2,505 — — 2,505
Short-Term Investments 18,544 20,589 — 39,133
Total Securities 18,249,784 20,589 — 18,270,373
Futures Contracts* 3,346 — — 3,346
Total $ 18,253,130 $ 20,589 $ — $ 18,273,719
Liabilities
Futures Contracts* $ 1,113 $ — $ — $ 1,113
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2050 Fund

political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F166-054Q1 08/26